EQUITY - Schedule of equity portion is recognized under other equity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Face Value	$ 5,003,534	$ 13,298,486	$ 3,146,265	$ 3,146,265
Convertible Notes G, H, I
Disclosure of classes of share capital [line items]
Face Value	17,401	9,352,260
Adjustment to fair value Convertible Notes at the date of issue	(14,401)	(3,610,470)
Issuance cost		(730,279)
Subtotal	(14,401)	(4,340,749)
Fair Value of Notes	3,000	5,011,511
Debt component at the date of issue		(102,031)
Equity component at the date of issue	3,000	4,909,480
Convertible Notes G
Disclosure of classes of share capital [line items]
Face Value	17,401	1,115,996
Adjustment to fair value Convertible Notes at the date of issue	(14,401)	(923,616)
Issuance cost		0
Subtotal	(14,401)	(923,616)
Fair Value of Notes	3,000	192,380
Debt component at the date of issue		0
Equity component at the date of issue	3,000	192,380
Convertible Notes H
Disclosure of classes of share capital [line items]
Face Value	0	1,372,837
Adjustment to fair value Convertible Notes at the date of issue	0	0
Issuance cost		(24,812)
Subtotal	0	(24,812)
Fair Value of Notes	0	1,348,025
Debt component at the date of issue		(102,031)
Equity component at the date of issue	0	1,245,994
Convertible Notes I
Disclosure of classes of share capital [line items]
Face Value	0	6,863,427
Adjustment to fair value Convertible Notes at the date of issue	0	(2,686,854)
Issuance cost		(705,467)
Subtotal	0	(3,392,321)
Fair Value of Notes	0	3,471,106
Debt component at the date of issue		0
Equity component at the date of issue	$ 0	$ 3,471,106